U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
1784 Funds
680 East Swedesford Road
Wayne,  PA  19087

2. Name of each series or class of funds for which this notice is filed:
1784 Prime Money Market Fund

3. Investment Company Act File Number:  811-7474
 Securities Act File Number:  33-58004

4. Last day of fiscal year for which this notice is filed:
December 31, 1996.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                          [   ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $2,653,384,177
Shares    2,612,768,501

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars $2,653,384,177
Shares    2,612,768,501

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollars $16,729,123
Shares    15,587,023



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $2,653,384,177
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +     16,729,123
     (iii)   Aggregate price of shares redeemed or repurchased during
            	the fiscal year (if applicable):                                                        2,670,113,300
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                           0
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33rd
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                     0




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                                 [  ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Stephen G Meyer

			          Stephen G Meyer, Controller

        Date February 28, 1997









February 28, 1997

1784 Funds
Bank of Boston
100 Federal Street
Boston, MA 02110


Ladies and Gentlemen:

The 1784 Prime Money Market Fund (the "Fund") is a series of a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Fund is filing herewith a Rule 24f-2 Notice pursuant to Rule 24f-2 under the
Investment Company Act of 1940, as amended, for the purpose of making definite in number the registration of 2,612,768,501 shares of beneficial interest ("Shares").

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, of the Declaration of Trust, and By-Laws, as now in effect of 1784 Funds (the "Trust"), the Trust of which the Fund is a series, the minutes of meetings of the Trust Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that on December 9, 1996 the BayFunds Money Market Portfolio transferred all of its assets and balance sheet liabilities, including the redemption cerdits of the BayFunds Money Market Portfolio and the obligation to file a Rule 24f-2 Notice. Based on the forgoing, it is my opinion that:

	1.	The Fund is authorized to issue an unlimited number
of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Fund may be resold.

	2.	The  2,612,768,501 Shares,the registration of which
will be made definite by the filing of a Rule 24f-2 Notice, were legally issued fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.











1784 Funds
Page Two
February 28, 1997

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Barbara A. Nugent
Barbara A. Nugent, Esquire